Financial Trust - Summary of Publicly Offered and Listed Financial Trusts - Supervielle Creditos Financial Trust (Detail) - Supervielle Creditos Financial Trust [member] ₫ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 VND (₫)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)
Financial Trust Serie 96 [member]
Disclosure of financial trust [line items]
Financial Trust Set up on		Sep. 19, 2017
Value initially assigned in trust | $		$ 236,867
Financial Trust Serie 97 [member]
Disclosure of financial trust [line items]
Financial Trust Set up on	Mar. 27, 2017
Value initially assigned in trust | $			$ 750,000
VDF TV A Mat: 20/06/19 [member] | Financial Trust Serie 96 [member]
Disclosure of financial trust [line items]
Type	VDF TV A Mat: 06/20/19
Securities issued amount	₫ 220,285
VDF TV A Mat: 20/01/20 [member] | Financial Trust Serie 97 [member]
Disclosure of financial trust [line items]
Type	VDF TV A Mat: 01/20/20
Securities issued amount	₫ 712,500
CP Mat: 20/04/22 [member] | Financial Trust Serie 96 [member]
Disclosure of financial trust [line items]
Type	CP Mat: 04/20/22
Securities issued amount	₫ 16,581
CP Mat: 20/03/20 [member] | Financial Trust Serie 97 [member]
Disclosure of financial trust [line items]
Type	CP Mat: 03/20/20
Securities issued amount	₫ 37,500